Principal Accounting Policies	12 Months Ended
Dec. 31, 2025
Principal Accounting Policies
Principal Accounting Policies

2.    Principal Accounting Policies

(a)    Basis of Preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)    Basis of Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, and the VIE have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly: (1) controls more than one half of the voting power; (2) has the power to appoint or remove the majority of the members of the board of directors; (3) casts a majority of votes at the meeting of the board of directors; or (4) governs the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for the VIE, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor.

(c)    Use of Estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, long-lived assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to impairment provision for inventories, valuation allowance for deferred tax assets, stand-alone selling prices (SSP) for each distinct performance obligation, share-based compensation, long-term investments, and the determination of allowance for current expected credit losses. Estimates are based on historical experiences and on various assumptions that the Group believes are reasonable under current circumstances. Given the changes in circumstances, facts and experience may cause the Group to revise its estimates, actual results could differ materially from those estimates.

(d)    Functional Currency and Foreign Currency Translation

The Group uses United States dollar as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Cayman Islands and Hong Kong is the United States dollar, while the functional currency of the Group’s other subsidiaries and VIE is their respective local currency as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive (loss)/income as foreign exchange related gains or loss.

The financial statements of the Group’s entities using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Group’s subsidiaries incorporated in PRC are translated into US$ at fiscal year-end exchange rates, while income and expense items are translated at average exchange rates prevailing during each period presented, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statements.

(e)    Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value include:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
●	Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, time deposits, equity securities, accounts receivable, notes receivable, derivative instruments, certain other current assets, U.S. treasury securities, available-for-sale debt securities, account payables and certain accruals and other liabilities. As of December 31, 2024 and 2025, except for time deposits, equity securities and available-for-sale debt securities, the carrying values of these financial instruments approximated their fair values due to their short-term maturity. The Group reports equity securities with readily determinable fair values included in short-term investments at fair value and discloses the fair value of these investments based on level 1 measurement. The Group reports time deposits included in short-term investments and equity securities with readily determinable fair value included in long-term investments at fair value, and discloses their fair value based on level 2 measurement. The Group reports available-for-sale debt securities at fair value and discloses the fair value of these investments based on level 3 measurement.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	57,525	2,117	55,408	—
Long-term investments	7,116	—	195	6,921
	64,641	2,117	55,603	6,921

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	61,270	2,938	58,332	—
Long-term investments	7,449	—	242	7,207
	68,719	2,938	58,574	7,207

The roll forward of major Level 3 investments are as follows:

US$

Fair value of Level 3 investments as of December 31, 2023	9,874
Disposal	(2,706)
The change in fair value of the investments	(247)
Fair value of Level 3 investments as of December 31, 2024	6,921
The change in fair value of the investments	286
Fair value of Level 3 investments as of December 31, 2025	7,207

Management determined the fair value of these Level 3 investments based on market approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the lack of marketability discounts, expected volatility and probability in equity allocation. The significant unobservable inputs adopted in the valuation as of December 31, 2024 and 2025 are as follows:

As of December 31,
	2024	2025
Unobservable Inputs

Expected volatility	40%-71%	33% - 73%
Probability	Liquidation scenario:38%-45%	Liquidation scenario: 38% - 40%
	Redemption scenario:38%-45%	Redemption scenario: 38% - 40%
	IPO scenario:10%-25%	IPO scenario: 20% - 25%

(f)    Cash and Cash Equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

(g)    Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash mainly represents (a) supervision bank account for construction; and (b) deposits held in bank account for guarantee letter required by its business partners and commercial banks.

(h)    Short-term Investments

Short-term investments are comprised of i) time deposits placed with banks with original maturities longer than three months but less than one year, ii) time deposits placed with bank with original maturities longer than one year which are transferable and the Group has intention to sell within one year, iii) equity securities with readily determinable fair value which the Group has intention and ability to sell within one year, iv) equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes, recorded in the consolidated statements of comprehensive (loss)/income, and v) U.S. treasury securities with original maturities less than 12 months are accounted for at amortised cost, and interest income is recognized using the effective interest method adjusted periodically based on changes in estimated cash flows. Time deposits are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturities. These investments are stated at fair value. Changes in the fair value are reflected in financial income, net in the consolidated statements of comprehensive (loss)/income.

(i)    Accounts Receivable, net

Accounts receivables are presented net of allowance for doubtful accounts. On January 1, 2023, the Company adopted ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which creates an impairment model that is based on expected losses rather than incurred losses. The Company adopted the accounting standards update using a modified retrospective approach. Upon adoption of the new standard on January 1, 2023, the Company recorded a net decrease to its retained earnings of US$460.

The Company’s accounts receivable, notes receivable, certain other receivables recorded in prepayments and other current assets, other non-current assets, and deposits and U.S. treasury securities are within the scope of ASC Topic 326. To estimate the allowance for current expected credit losses (“CECL”), the Company has identified the relevant risk characteristics of its customers and the related receivables which include but are not limited to geographic region and industry. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the past collection history, future forecasts and macroeconomic factors. Other key factors that influence the CECL analysis include industry-specific factors and certain qualitative adjustments that could impact the Company’s receivables. This is assessed at each period end based on the Company’s specific facts and circumstances. There have been no significant impact of changes in the assumptions since adoption.

Notes receivable primarily included bank acceptance notes and commercial acceptance bills. The Group accepts bank acceptance notes and commercial acceptance bills from customers for products sold or services performed in the ordinary course of business. Upon receipt of the bank acceptance notes and commercial acceptance bills, the Group’s accounts receivable from the customer is derecognized. Bank acceptance notes are negotiable instruments with cash settlement from commercial banks within 6 months. The bank acceptance notes can also be endorsed to suppliers as settlement of accounts payable. Bank acceptance notes of US$670, US$1,991, and US$1,598 were endorsed to suppliers for the years ended December 31, 2023, 2024 and 2025, respectively. Commercial acceptance bills were cash settled from customers upon due.

(j)    Inventories, net

Inventories are comprised of finished goods, work in process, raw materials and low value consumables and spare parts. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventories, which is dependent upon factors such as historical and forecasted customer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased.

(k)    Operating Leases

The Group applies ASC 842, Leases and determines if an arrangement is a lease at inception. Operating leases are primarily for office and warehouse and are included in operating lease right-of-use assets, net, operating lease liabilities, current and operating lease liabilities, non-current on its consolidated balance sheets. Operating lease right-of-use assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right-of-use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease right-of-use assets also include any lease payments made and exclude lease incentives. The Group’s lease term may include options to extend or terminate the lease. Renewal options are considered within the operating lease right-of-use assets and liabilities when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected not to recognize a lease liability or operating lease right-of-use asset on its consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of comprehensive (loss)/income. The Group has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as single lease component.

(l)    Internal-Use Software Development Costs

The Group recognizes its internal-use software development costs related to its AI cloud platform functions, including related website, software and mobile applications in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Internal-use software”. Costs related to preliminary project activities and post-implementation operating activities are expensed as incurred. Cost capitalized for developing AI cloud platform functions were not material for the periods presented.

(m)    Property, Equipment and Software

Property, equipment and software are stated at historical cost less accumulated depreciation, amortization and impairment loss, if any. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and improvements that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. The Group recognized the gain or loss on the disposal of property, equipment and software in the consolidated statements of comprehensive (loss)/income.

Construction in progress represents assets under construction. Construction in progress is transferred to property, equipment and software and depreciation or amortization commences when an asset is ready for its intended use.

(n)    Land use rights, net

Land use rights represent acquisition costs to purchase land use rights from the PRC government, which are evidenced by property certificate. The period of the purchased land use rights is 50 years. The Company classifies land use rights as long-term assets on the balance sheets and cash outflows related to acquisition of land use rights as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use rights certificate for 50 years.

(o)    Long-term Investments

Long-term investments represent the Group’s equity security investments, debt security investments and time deposits in the periods presented: i) equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes, recorded in the consolidated statements of comprehensive (loss)/income; ii) equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded in financial income, net in the consolidated statements of comprehensive (loss)/income; iii) debt security investments that have readily determinable fair value, are accounted for as available-for-sale security investments and are recognized based on trade date and carried at estimated fair value with the aggregate unrealized gains and losses related to these investments, net of taxes, reported through other comprehensive income in the consolidated statements of comprehensive (loss)/income; iv) time deposits placed with bank with original maturities longer than one year which are not transferable and accounted for at amortised cost; and v) U.S. treasury securities with original maturities of two to three years are accounted for at amortised cost, and interest income is recognized using the effective interest method adjusted periodically based on changes in estimated cash flows.

An investment in available-for-sale debt security is considered impaired if the fair value of the security is less than its amortized cost basis. To determine the amount of impairment related to credit, the Group compares the present value of the cash flows expected to be collected on the available-for-sale debt security with the security’s amortized cost basis. If the present value of cash flows expected to be collected is less than the security’s amortized cost basis, a credit-related impairment exists, and the difference should be recorded as an allowance for credit losses through net income.

(p)    Impairment of Long-lived Assets

For other long-lived assets including property, equipment and software and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment charges were recognized for the years ended December 31, 2023, 2024 and 2025.

(q)    Value Added Taxes

The Group’s subsidiaries and the VIE in the PRC are subject to value-added taxes (“VAT”) on its products and services, less any deductible VAT the Group has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Group.

The Company’s two subsidiaries, Hangzhou Tuya Information Technology Co., Ltd. and Zhejiang Tuya Smart Electronics Co., Ltd. obtained their software copy certificate in July and December 2020, respectively, and are eligible for the VAT refund-upon-collection policy, which entitles Hangzhou Tuya Information Technology Co., Ltd. and Zhejiang Tuya Smart Electronics Co., Ltd. to receive relevant refunds for the amount of VAT in excess of 3% of its actual tax burden upon completion of relevant the VAT refund filling process. The VAT refund received is recorded in other operating incomes, net in the consolidated statements of comprehensive (loss)/income. For the years ended December 31, 2023, 2024 and 2025, VAT refunds received by the Company were US$7,037, US$8,939 and US$9,619, respectively.

(r)    Revenue Recognition

The Group accounts for revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided.

Revenue is recorded net of value-added tax.

The Group’s revenue was disaggregated by its major revenue streams in the years presented as follows:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
PaaS	167,694	217,069	231,209
Smart solution	26,517	41,965	45,702
SaaS and others	35,779	39,583	44,880
Total revenue	229,990	298,617	321,791

I. Revenue from PaaS

PaaS combines cloud-based connectivity and basic IoT services, edge capabilities (embedded in modules), app development, and device optimization solutions. The Company determined there are two distinct performance obligations in the delivery of PaaS products including: (1) PaaS products with edge capabilities, app development and device optimization solutions, and; (2) cloud-based connectivity and basic IoT services provided to customers and end consumers. The Company allocated the transaction price to each performance obligation based on their relative standalone selling price. The standalone selling price for PaaS products is estimated based on the competitor’s pricing for similar products in the market, adjusted for entity-specific factors. For the delivery of PaaS product, revenue is recognized when PaaS products are accepted by customers, which is the point that control of the products is transferred to the customers. A receivable is recognized when the PaaS products are delivered and accepted by customers as this is the point in time that the consideration is unconditional. For cloud-based connectivity and basic IoT services, revenue is deferred and subsequently recognized from the end consumer’s activation to the end of the estimated PaaS product’s life cycle on a straight-line basis. The amount of revenue recognized from cloud-based connectivity and basic IoT services is US$1,237, US$968 and US$1,119 for the years ended December 31, 2023, 2024 and 2025, respectively (Note 12(1)).

Return allowances for PaaS products are estimated based on historical experiences and accounted for as reduction of net revenue.

The Company provides sales rebates to its customers from time to time, which is accounted for as reduction of net revenue.

The Company launched a membership program in the fourth quarter of 2020 (the “2020 Membership Program”). In the 2020 Membership Program, customers pay a non-refundable fixed fee in exchange for member-exclusive PaaS discounts within the membership period of typically 12 months. The Company records the upfront fixed membership fee as a deferred revenue and recognizes revenue on a straight-line basis typically over the 12-month membership period in which customers entitle to the membership.

The Company launched a new membership program in the first quarter of 2023 (“2023 Membership Program”). In the 2023 Membership Program, the customers are offered to choose either i) pay an upfront fixed fee in exchange for price discount in future purchases (the “Deposit scheme”), or ii) enjoy sales rebates based upon purchase achieved without paying any upfront fees (the “Rebate scheme”) with the membership period of typically 12 months. Under the Deposit scheme, the upfront fee are refundable only if the volume requirements are met when the membership period ends. Considering past experience and current forecast, the Company does not expect being able to keep any of the membership fees and such fees are recorded as a refund liability. Under the Rebate scheme, sales rebates are estimated based on the past experience and current forecasts and recognized as the customers make progress towards the purchase threshold. The sales rebates are accounted for as reduction of net sales.

II. Revenue from smart solution

In certain circumstances, the Group offers select brands, primarily customers who prefer not to deal with multiple OEMs, an option to purchase directly from the Group finished smart devices where PaaS is deployed. After the brands place purchase orders directly with the Group, the Group then sources the appropriate smart devices from OEMs based on the type of devices, hardware specifications and other metrics. The Group determines that there are two distinct performance obligations for its smart solution including the (1) smart devices embedded with PaaS; and (2) cloud-based connectivity and basic IoT services. The transaction price allocation and revenue recognition are the same as the revenue from PaaS.

The Group presents the revenue generated from its smart solution on a gross basis as the Group has control of the smart devices before they are transferred to the brand customers. In making this determination, the Group concludes it meets the principles of control and that it is the primary obligor to the brand customers, are subject to inventory risk and have latitude in establishing prices.

III. Revenue from SaaS and others

SaaS and other revenue mainly include industry SaaS, customized software development and configuration, and other value added services (“VAS”) to both business customers and the end customers.

Industry SaaS is a vertical-focused software solution that enables businesses to easily and securely deploy, connect, and manage large numbers of smart devices for which the Group generally charges an annual subscription fee. These services include software authorization and standard SaaS platform maintenances and technical support.

Customized software development and configuration mainly relate to contracts for the specific IT needs of the brands. The contracts generally include fixed milestone payments determined based on expected labor hours to complete the milestone.

VAS primarily includes cloud-based services with AI application functions for the end customers such as IoT data storage, push messaging, object detection and digital content. VAS also include complementary services that are provided to brands and OEMs such as app launch, AI-powered virtual voice assistants, and data analytics and others. Such arrangements with the customers are short term and the performance obligations are satisfied at one point of time.

There are different kinds of contracts included in the SaaS and others, and each contract may contain multiple elements. The Group identifies the distinct performance obligations and allocates transaction price to each distinct performance obligation based on relative estimated standalone selling price. Revenue is recognized when the performance obligations are satisfied, which is either over the period of time in which the Group performs these services or at one point of time.

Remaining performance obligations

The remaining performance obligations primarily relate to the Group’s provision of i) cloud-based connectivity and basic IoT services; ii) membership services; and iii) SaaS and others, and all three of them are included in deferred revenue.

The amounts allocated to the cloud-based connectivity and basic IoT services are deferred and recognized on a straight-line basis over the estimated PaaS product’s life cycle. The Group apportions deferred revenue between current and non-current based upon cloud-based connectivity and basic IoT services to be provided over the life cycle of smart devices. Deferred revenue relating to the Group’s cloud services that have an expiration date of less than 12 months are classified as current, otherwise non-current.

Starting from the fourth quarter of 2020, there are i) upfront fixed membership fee received and recorded as part of the deferred revenue, it is recognized as revenue on a straight-line basis typically over the 12-month membership period in which customers are entitled to the membership; and ii) amounts related to providing industry SaaS (included in SaaS and others), in general, the Company charges annual subscription fee, which is deferred and recognized on a straight-line basis typically over the 12-month service period.

As of December 31, 2024 and 2025, the aggregate amount of transaction price allocated to the remaining performance obligations was US$7,902 and US$10,084, respectively, of which US$7,525 and US$9,732 were recorded in current deferred revenue while US$377 and US$352 were recorded in non-current deferred revenue, respectively.

The Group’s contract liability, including both deferred revenue and advances from customers, is US$39,248 and as US$39,414 of December 31, 2024 and 2025, respectively.

The Group applies the practical expedient to omit disclosure of information about the transaction price allocated to remaining performance obligations and when revenue will be recognized, for contracts which have a duration of one year or less. The remaining amounts recorded in non-current deferred revenue of US$377 and US$352 as of December 31, 2024 and 2025, respectively, would likely be recognized within 18 to 60 months.

The Group provides warranty for PaaS and smart solution generally for one year. The Group accrues a warranty reserve for all PaaS and smart solution, which reflects the Group’s best estimate of the projected costs to repair or replace items under warranty period. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve when the Group accumulates more actual data and experience in the future. The warranty reserve expected to be incurred is included within accruals and other liabilities in the consolidated balance sheets.

(s)    Advances from Customers

Amounts recorded in the advances from customers account represent cash payments made upfront by the Group’s customers under each sales contract. These amounts are not yet reclassified to the deferred revenue account because the Group has not started to fulfil any of its performance obligations identified under the contract at the time. The amounts in the advances from customers are reclassified to either revenue or deferred revenue when the Group commences fulfilment of its performance obligation, depending on whether respective revenue is to be recognized at one point of time or over the period of time. If the Group fulfils its performance obligation at one point of time, the related amount in the advances from customers will be reclassified and recognized as revenue; whereas for the performance obligation that the Group starts to provide over the period of time, the amount in the advances from customers will be reclassified to deferred revenue.

(t)    Cost of Revenues

Cost of revenue consists primarily of purchase price of materials, manufacturing charges from outsourced factories, estimated warranty costs, inventories write-downs, payroll cost of production support personnel and third-party cloud infrastructure expenses that are directly attributable to the sales of products or services rendered. Inbound shipping charges to receive raw materials from suppliers are included in the inventories and recognized as cost of revenues upon sale of products and render of services.

(u)    Research and Development Expenses

Research and development expenses consist primarily of payroll cost including share-based compensation expenses for research and development personnel, third-party cloud infrastructure expenses incurred for research and development purposes, rental expenses and depreciation and other expenses in associated with research and development functions. The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. See Note 2(l) Internal-Use Software Development Costs.

(v)    Sales and Marketing Expenses

Sales and marketing expenses consist primarily of payroll cost including share-based compensation expenses for sales and marketing personnel, promotion and marketing expenses, rental expenses and depreciation and other expenses in associated with sales and marketing functions. Advertising expenses consist primarily of costs for the promotion of the Group’s corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, advertising and marketing costs totalled US$4,867, US$4,679 and US$5,498, respectively.

(w)    General and Administrative Expenses

General and administrative expenses consist primarily of payroll cost including share-based compensation expenses for corporate personnel, general office expenses, rental expenses and depreciation and other expenses in associated with general and administrative functions.

(x)    Government Grants

Government grants are recognized as other operating incomes, net, or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of comprehensive (loss)/income upon receipts as all conditions attached to the grants are fulfilled. Government grants included as other operating incomes, net in the consolidated statements of comprehensive (loss)/income amounted to US$10,975, US$11,527 and US$10,147 for the years ended December 31, 2023, 2024 and 2025, respectively.

(y)    Employee Social Security and Welfare Benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of comprehensive (loss)/income amounted to US$27,296, US$23,630 and US$23,915 for the years ended December 31, 2023, 2024 and 2025, respectively.

(z)    Income Taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive (loss)/income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group’s tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. For the years ended December 31, 2023, 2024 and 2025, there were no uncertain tax position liabilities.

(aa)  Share-based Compensation

The Company grants restricted shares to the Registered Shareholders (also as key member of management), share options and Restricted Share Units (“RSUs”) of the Company to eligible employees and non-employees. The Company accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

The Registered Shareholders and employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses using a straight-line method over the requisite service period, which is the vesting period. For share-based awards granted with only service conditions to its PRC employees, the Group allows accelerated full vesting upon occurrence of a Change in Control (including defined in the Group’s Equity Incentive Plan), cumulative share-based compensation expenses for the share-based awards should be recorded upon the completion of the Change in Control.

For non-employees’ share-based awards, the Group adopted ASU 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting” for the periods presented. In accordance with ASU 2018-07, it clarifies that equity-classified non-employee share-based awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Non-employee share-based awards are measured at the grant date fair value of the awards and recognized as expenses using a straight-line method over the requisite service period, which is the vesting period.

The binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behaviour, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards. In accordance with ASU 2016-09, the Group made an entity-wide accounting policy election to account for forfeitures when they occur.

(ab)  Treasury stocks

Treasury stocks are accounted for using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stocks account on the consolidated balance sheets. When the Company reissues treasury stock at an amount greater or less than it paid to repurchase the shares, the realized gain or loss is recognized in the consolidated statements of changes in shareholders’ equity.

(ac)  (Loss)/Profit per Share

Basic (loss)/profit per share is computed by dividing net (loss)/profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, the net (loss)/profit is allocated between ordinary shares and other participating securities based on their participating rights. Net (loss)/profit is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss.

Diluted (loss)/profit per share is calculated by dividing net (loss)/profit attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted (loss)/profit per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

(ad) Comprehensive (Loss)/Income

Comprehensive (loss)/income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive (loss)/income for the periods presented includes net (loss)/profit, changes in fair value of long-term investments and foreign currency translation adjustments.

(ae)  Segment Reporting

An operating segment is a component (a) that engages in business activities from which it may earn revenues and incur expenses, (b) whose operating results are regularly reviewed by the chief operating decision maker, the Chief Executive Officer, to make decisions about resources to be allocated to the segment and to assess its performance, and (c) for which discrete financial information is available. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who utilizes consolidated results including revenue, gross profit and operating profit at a consolidated level only to make decisions on resources allocation, assesses performance. The Group do not evaluate the operating segments using discrete asset information. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue are derived from within the PRC, no geographical segments are presented. Hence, the Group has only one operating segment and one reportable segment.

The following table present our segment results for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue	229,990	298,617	321,791
Cost of revenue	(123,335)	(157,187)	(166,750)

Segment gross profit	106,655	141,430	155,041

Research and development expenses	(102,277)	(95,049)	(89,687)
Selling, general and administrative expenses	(121,103)	(105,335)	(64,026)
Other operating incomes, net	10,901	11,334	10,151

Segment (loss)/profit from operations	(105,824)	(47,620)	11,479

(af)  Recently Issued Accounting Pronouncements

New and Amended Standards Adopted by the Group

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The new standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Company adopted this ASU on a prospective basis effective January 1, 2025. For additional information, see Note 16 below.

New and Amended Standards not yet Adopted by the Group

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of income statement expenses, which requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. The new standard is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company evaluated there was no impact of this new standard on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout ASC 350-40. The new standard is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance in GAAP about accounting for government grants received by business entities, clarifies the appropriate accounting, in an effort to reduce diversity in practice, and increase consistency of application across business entities. The new standard is effective for fiscal years beginning after December 15, 2028, and interim reporting periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.